Segments and Geographical Information - Schedule of Information About the Operating Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Information about the Operating Segments [Line Items]
Revenues from external customers	$ 26,553	$ 19,734
Cost of revenues, net of allowance	20,041	14,876
Allowance for slow inventory	293	100
Gross profit	6,219	4,758
Allocated operating expenses	4,007	2,908
Unallocated operating expenses	401	345
Operating Income (loss)	1,811	1,505
Financial income (Expenses)	424	(262)
Income before taxes on income	2,235	1,243
Tax on income	121	1
Net Income	2,114	1,242
RFID [Member]
Schedule of Information about the Operating Segments [Line Items]
Revenues from external customers	6,168	6,662
Cost of revenues, net of allowance	4,907	5,042
Allowance for slow inventory
Gross profit	1,261	1,620
Allocated operating expenses	1,760	1,103
Unallocated operating expenses
Operating Income (loss)	(499)	517
Financial income (Expenses)
Income before taxes on income
Tax on income
Net Income
Supply Chain Solutions [Member]
Schedule of Information about the Operating Segments [Line Items]
Revenues from external customers	19,734	12,687
Cost of revenues, net of allowance	14,688	9,599
Allowance for slow inventory	293	100
Gross profit	4,753	2,988
Allocated operating expenses	2,106	1,683
Unallocated operating expenses
Operating Income (loss)	2,647	1,305
Financial income (Expenses)
Income before taxes on income
Tax on income
Net Income
Intelligent Robotics [Member]
Schedule of Information about the Operating Segments [Line Items]
Revenues from external customers	868	401
Cost of revenues, net of allowance	663	251
Allowance for slow inventory
Gross profit	205	150
Allocated operating expenses	141	122
Unallocated operating expenses
Operating Income (loss)	64	28
Financial income (Expenses)
Income before taxes on income
Tax on income
Net Income
Intercompany [Member]
Schedule of Information about the Operating Segments [Line Items]
Revenues from external customers	(217)	(16)
Cost of revenues, net of allowance	(217)	(16)
Allowance for slow inventory
Gross profit
Allocated operating expenses
Unallocated operating expenses
Operating Income (loss)
Financial income (Expenses)
Income before taxes on income
Tax on income
Net Income